MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities with Contractual Maturities

Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2015				2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$994,600	$3,088	$(752)	$996,936	$882,051	$3,433	$(141)	$885,343
Government-sponsored enterprises debentures	46,230	25	(17)	46,238	154,619	183	(5)	154,797
Government and corporate debentures - floating interest rate	41,690	24	(7)	41,707	3,001	8	—	3,009

	$1,082,520	$3,137	$(776)	$1,084,881	$1,039,671	$3,624	$(146)	$1,043,149

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2015				2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,947,588	$1,439	$(8,654)	$1,940,373	$1,916,756	$2,905	$(4,519)	$1,915,142
Government-sponsored enterprises debentures	366,700	109	(1,243)	365,566	390,468	256	(990)	389,734
Government and corporate debentures - floating interest rate	25,303	11	(66)	25,248	65,512	102	(19)	65,595

	$2,339,591	$1,559	$(9,963)	$2,331,187	$2,372,736	$3,263	$(5,528)	$2,370,471

Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$2,138,546	$(9,027)	$68,084	$(379)	$2,206,630	$(9,406)
Government-sponsored enterprises debentures	308,026	(1,252)	5,992	(8)	314,018	(1,260)
Government and corporate debentures - floating interest rate	26,688	(73)	—	—	26,688	(73)

	$2,473,260	$(10,352)	$74,076	$(387)	$2,547,336	$(10,739)

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,199,879	$(2,994)	$257,258	$(1,666)	$1,457,137	$(4,660)
Government-sponsored enterprises debentures	177,953	(487)	89,350	(508)	267,303	(995)
Government and corporate debentures - floating interest rate	17,102	(14)	5,003	(5)	22,105	(19)

	$1,394,934	$(3,495)	$351,611	$(2,179)	$1,746,545	$(5,674)